Personnel costs - Summary of Personnel Costs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Employee Benefit Expenses [Abstract]
Wages and salaries	€ 18,185	€ 13,585	€ 7,160
Share based payments	1,942	1,125	1,146
Social security contributions, pensions, and other employee benefits	3,238	2,124	1,101
Total	€ 23,365	€ 16,834	€ 9,407